Related party relationship and transactions	12 Months Ended
Mar. 31, 2019
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Related party relationship and transactions

28. Related party relationship and transactions

List of subsidiaries and associates as at March 31, 2019, are provided in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro LLC			USA
	Wipro Gallagher Solutions, LLC.		USA

		Opus Capital Markets Consultants LLC	USA
		Wipro Promax Analytics Solutions Americas LLC	USA
	Wipro Insurance Solutions LLC		USA
	Wipro IT Services, LLC.		USA
		HealthPlan Services, Inc. ***	USA
		Appirio, Inc. ***	USA
		Cooper Software, LLC.	USA
		Infocrossing, LLC	USA
		Wipro US Foundation	USA
Wipro Overseas IT Services Pvt. Ltd			India
Wipro Japan KK			Japan
Wipro Shanghai Limited			China
Wipro Trademarks Holding Limited			India
Wipro Travel Services Limited			India
Wipro Holdings (UK) Limited			U.K.
	Wipro Digital Aps		Denmark
		Designit A/S ***	Denmark
	Wipro Europe Limited		U.K.
		Wipro UK Limited	U.K.
	Wipro Financial Services UK Limited		U.K.
	Wipro IT Services S.R.L.		Romania
Wipro Information Technology Austria GmbH **			Austria
Wipro Technologies Austria GmbH **			Austria
NewLogic Technologies SARL **			France
Wipro Cyprus SE			Cyprus
	Wipro Doha LLC #		Qatar
	Wipro Technologies SA DE CV		Mexico
	Wipro Philippines, Inc.		Philippines
	Wipro Holdings Hungary Korlátolt Felelosségu Társaság		Hungary
		Wipro Holdings Investment Korlátolt Felelosségu Társaság	Hungary
	Wipro Information Technology Egypt SAE		Egypt
	Wipro Arabia Co. Limited *		Saudi Arabia
		Women’s Business Park Technologies Limited *	Saudi Arabia
	Wipro Poland SP Z.O.O		Poland
	Wipro IT Services Poland SP Z.O.O		Poland
	Wipro Technologies Australia Pty Ltd		Australia
	Wipro Corporate Technologies Ghana Limited		Ghana
	Wipro Technologies South Africa (Proprietary) Limited		South Africa
		Wipro Technologies Nigeria Limited	Nigeria
	Wipro IT Service Ukraine LLC		Ukraine
	Wipro Information Technology Netherlands BV.		Netherlands
		Wipro Technologies SA	Argentina
		Wipro Portugal S.A. ***	Portugal
		Limited Liability Company Wipro Technologies Limited	Russia
		Wipro Technology Chile SPA	Chile
		Wipro Solutions Canada Limited	Canada
		Wipro Information Technology Kazakhstan LLP	Kazakhstan
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica
		Wipro Outsourcing Services (Ireland) Limited	Ireland
		Wipro Technologies VZ, C.A.	Venezuela
		Wipro Technologies Peru S.A.C	Peru
		Wipro do Brasil Servicos de Tecnologia S.A.	Brazil
		Wipro do Brasil Technologia Ltda ***	Brazil
	Wipro Technologies S.R.L.		Romania
	PT. WT Indonesia		Indonesia
	Wipro (Thailand) Co. Limited		Thailand
	Wipro Bahrain Limited Co. S.P.C		Bahrain
	Wipro Gulf LLC		Sultanate of Oman
	Rainbow Software LLC		Iraq
	Cellent GmbH		Germany
		Cellent GmbH ***	Austria
Wipro Networks Pte Limited			Singapore
	Wipro (Dalian) Limited		China
	Wipro Technologies SDN BHD		Malaysia
Wipro Chengdu Limited			China
Appirio India Cloud Solutions Private Limited **			India
Wipro IT Services Bangladesh Limited			Bangladesh
Wipro HR Services India Private Limited			India

*

All the above direct subsidiaries are 100% held by the Company except that the Company holds 66.67% of the equity securities of Wipro Arabia Co. Limited and 55% of the equity securities of Women’s Business Park Technologies Limited are held by Wipro Arabia Co. Limited.

#	51% of equity securities of Wipro Doha LLC are held by a local shareholder. However, the beneficial interest in these holdings is with the Company.

The Company controls ‘The Wipro SA Broad Based Ownership Scheme Trust’, ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD incorporated in South Africa

***	Step Subsidiary details of Wipro Portugal S.A, Wipro do Brasil Technologia Ltda, Designit A/S, Cellent GmbH, HealthPlan Services, Inc. and Appirio, Inc. are as follows

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro Portugal S.A.			Portugal
	Wipro Technologies GmbH		Germany
Wipro do Brasil Technologia Ltda			Brazil
	Wipro Do Brasil Sistemetas De Informatica Ltd		Brazil
Designit A/S			Denmark
	Designit Denmark A/S		Denmark
	Designit Germany GmbH		Germany
	Designit Oslo A/S		Norway
	Designit Sweden AB		Sweden
	Designit T.L.V Ltd.		Israel
	Designit Tokyo Ltd.		Japan
	Denextep Spain Digital, S.L		Spain
		Designit Colombia S A S	Colombia
		Designit Peru SAC	Peru
Cellent GmbH			Austria
	Frontworx Informations technologie GmbH		Austria
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC.		USA
Appirio, Inc.			USA
	Appirio, K.K		Japan
	Topcoder, LLC.		USA
	Appirio Ltd		Ireland
		Appirio GmbH	Germany
		Apprio Ltd (UK)	U.K.

**

Vide its order dated March 29, 2019, the Hon’ble National Company Law Tribunal, Bengaluru bench, approved the scheme of amalgamation for the merger of wholly owned subsidiaries Wipro Information Technology Austria GmbH, Wipro Technologies Austria GmbH, NewLogic Technologies SARL and Appirio India Cloud Solutions Private Limited with Wipro Limited. As per the said scheme, the appointed date is April 1, 2018.

As at March 31, 2019, the Company held 43.7% interest in Drivestream Inc, 33% interest in Denim Group Limited and 33.3% in Denim Group Management, LLC, investments accounted for using the equity method.

The list of controlled trusts are:

Name of the entity	Country of incorporation
Wipro Equity Reward Trust	India
Wipro Foundation	India

The other related parties are:

Name of the related parties:	Nature
Azim Premji Foundation	Entity controlled by Director
Azim Premji Foundation for Development	Entity controlled by Director
Hasham Traders	Entity controlled by Director
Prazim Traders	Entity controlled by Director
Zash Traders	Entity controlled by Director
Hasham Investment and Trading Co. Pvt. Ltd	Entity controlled by Director
Azim Premji Philanthropic Initiatives Pvt. Ltd	Entity controlled by Director
Azim Premji Trust	Entity controlled by Director
Wipro Enterprises (P) Limited	Entity controlled by Director
Wipro GE Healthcare Private Limited	Entity controlled by Director

Key management personnel
Azim H Premji	Executive Chairman and Managing Director
T K Kurien	Executive Vice Chairman (vii)
Abidali Z Neemuchwala	Chief Executive Officer and Executive Director (iii)
Dr. Ashok Ganguly	Non-Executive Director
N Vaghul	Non-Executive Director
Dr. Jagdish N Sheth	Non-Executive Director (v)
William Arthur Owens	Non-Executive Director
M.K. Sharma	Non-Executive Director
Vyomesh Joshi	Non-Executive Director (vi)
Ireena Vittal	Non-Executive Director
Rishad A Premji	Executive Director and Chief Strategy Officer (ii)
Dr. Patrick J. Ennis	Non-Executive Director (iv)
Patrick Dupuis	Non-Executive Director (iv)
Arundhati Bhattacharya	Additional Director (viii)
Jatin Pravinchandra Dalal	Chief Financial Officer (i)

(i)	Effective April 1, 2015
(ii)	Effective May 1, 2015
(iii)	Effective February 1, 2016
(iv)	Effective April 1, 2016
(v)	Up to July 18, 2016
(vi)	Up to July 19, 2016
(vii)	Up to January 31, 2017
(viii)	Effective January 1, 2019

Relatives of key management personnel:

-	Yasmeen H. Premji
-	Tariq Azim Premji

The Company has the following related party transactions:

	Entities controlled by Directors			Key Management Personnel
Transaction / balances	2017	2018	2019	2017	2018	2019
Sales of goods and services	114	136	102	—	—	—
Assets purchased	106	290	240	—	—	—
Dividend	5,087	3,171	3,171	287	191	191
Buyback of shares	19,638	63,745	—	2	^	—
Rental income	43	42	43	—	—	—
Rent Paid	8	7	8	6	6	5
Others	93	31	63	—	—	—

Key management personnel *
Remuneration and short-term benefits	—	—	—	231	248	341
Other benefits	—	—	—	156	130	173

Balance as at the year end
Receivables	76	39	132	—	—	—
Payables	22	57	8	27	55	155

^	Value is less than ₹ 1

Further investment in associates during the year ₹ 261 and Nil as at March 31, 2018 and 2019, respectively.

*

Post employment benefit comprising compensated absences is not disclosed as this are determined for the Company as a whole. Benefits includes the prorated value of Restricted Stock Units (“RSU’s”) granted to the personnel, which vest over a period of time. Other benefits include share-based compensation ₹ 148, ₹ 124 and ₹ 166, as at March 31, 2017, 2018 and 2019, respectively.